Note 7 - Forgivable Loans Receivable (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Notes Receivable Interest Range	9.00%
Forgiveness of Loans	$ 788,000	$ 538,000
Allowance for Doubtful Accounts Receivable	735,000	573,000
Other Receivables	5,430,000	3,709,000
Loans Receivable [Member]
Allowance for Doubtful Accounts Receivable	0	0
Ended Affiliation [Member]
Other Receivables	$ 0	$ 0